COMMITMENTS AND CONTINGENCIES (Details) $ in Thousands	Dec. 31, 2016 USD ($)
2017	$ 4,198
2018	3,899
2019	3,350
2020	3,001
2021	2,883
Thereafter	2,075
Total	$ 19,406